PIPE Investments	12 Months Ended
Dec. 31, 2023
PIPE Investments
PIPE Investments

13.PIPE Investments

Meritz Investment

On November 15, 2023, the Company entered into a share subscription agreement (the “Meritz Subscription Agreement”) with Meritz, pursuant to which, among other things, Meritz agreed to subscribe for, and the Company agreed to issue to Meritz 50,000,000 ordinary shares of the Company (“Meritz Subscription Shares”) at an aggregate subscription price equal to $500,000 (“Meritz Investment”). Pursuant to the Meritz Subscription Agreement, the obligations of the parties to consummate the Meritz Investment are subject to the satisfaction or waiver of certain closing conditions, including, among others, (i) all conditions precedent under the Merger Agreement having been satisfied or waived (other than those to be satisfied at the closing of the Business Combination), (ii) the accuracy of representations and warranties in all material respects, (iii) material compliance with covenants, (iv) due execution and delivery of security documents granting certain security interests in favor of Meritz over a restricted cash account and a restricted securities account holding U.S. treasury bonds and/or U.S. treasury bills in agreed amounts to secure the put obligations and certain other obligations of the Company under the Meritz Subscription Agreement, and the creation and perfection of the security interests granted to Meritz in accordance with the foregoing security documents, subject to certain exceptions, (v) no amendment or waiver of the Merger Agreement in a manner that materially and adversely affects the economic benefits Meritz reasonably expects to receive under the Meritz Subscription Agreement, and (vi) no amendment or waiver by the Company of certain conditions precedent under the Merger Agreement without Meritz’s prior written consent.

Subject to the receipt of the subscription price, the Company shall deposit into a restricted securities account consisting of: (i) certain U.S. treasury bonds with an aggregate outstanding principal amount of $325,000, and (ii) certain U.S. treasury bonds and/or U.S. treasury bills with an aggregate outstanding principal amount of $175,000 as soon as practicable following, but not later than two (2) business days after the closing of the Meritz Investment. Meritz will have a put option to sell all or part of the Meritz Subscription Shares to the Company upon the occurrence of certain triggering events, including certain credit events, collateral-related default, failure to comply with certain financial covenants, failure to satisfy certain registration condition with respect to Meritz Subscription Shares, or the third anniversary of the closing of the Meritz Investment, all or part of the Meritz Subscription Shares then held by Meritz to the Company at an agreed return, i.e. 12.5% internal rate. The Company shall have certain call options to purchase up to an agreed number of Meritz Subscription Shares from Meritz, subject to satisfaction of certain conditions, in each case, at a per share price that is not lower than $14.00.

PIPE Investments

In 2023, the Company entered into subscription agreements (the “PIPE Subscription Agreements”) with Lotus Technology International Investment Limited (“LTIIL”), ultimately controlled by Geely Holding, Etika, and other investors, pursuant to which the LTIIL, Etika and other investors have committed to subscribe for and purchase the Company’s ordinary shares at $10.00 per share for an aggregate investment amount of US$127,500, US$122,500 and US$94,713, respectively (“PIPE Investments”). The obligations of the parties to consummate the PIPE Investment are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (i) all conditions precedent under the Merger Agreement having been satisfied or waived (other than those to be satisfied at the closing of the Business Combination), (ii) the accuracy of representations and warranties in all material respects, (iii) material compliance with covenants; and (iv) all of the consents from, and filings and/or registrations with, applicable governmental authority as required by applicable PRC laws in connection with the PIPE Investor’s outbound direct investment in the Company shall have been duly obtained and completed.

As of December 31, 2023, the Company received US$10,000 refundable deposits in connection with the PIPE Investments, bearing simple interest rate of 8% per annum. As of December 31, 2023, no shares have been issued pursuant to the above “Meritz Subscription Agreement” and “PIPE Subscription Agreements”.

On February 15, 2024, the Company entered into a subscription agreement with a PIPE investor, pursuant to which the PIPE investor committed to subscribe for and purchase the Company’s Ordinary Shares at $10.00 per share for an aggregate investment amount of approximately US$15,000.

Upon the consummation of the Merger Transaction, as mentioned in note 1(b), the above Meritz Investment and PIPE Investments were completed with the issuance of 50,000,000 and 35,849,458 ordinary shares by the Company to Meritz and the PIPE investors, respectively.